Related Party Transactions and Balances (Details) - USD ($)	1 Months Ended						6 Months Ended
	Jun. 10, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Aug. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions and Balances [Line Items]
Amount received from founder						$ 300,000
Capitalized software costs							$ 200,000
Outstanding convertible note payable							4,000,000
Accrued expenses							6,022,119	$ 39,900
Founder [Member]
Related Party Transactions and Balances [Line Items]
Fee amount		$ 5,000			$ 25,000
Legal retainer fee						$ 25,000
Three Stockholders [Member]
Related Party Transactions and Balances [Line Items]
Short term promissory note	$ 67,000
Related Technology Services [Member]
Related Party Transactions and Balances [Line Items]
Fee amount			$ 10,000	$ 10,000
TLGY [Member]
Related Party Transactions and Balances [Line Items]
Accrued expenses								20,800
SC Assets [Member]
Related Party Transactions and Balances [Line Items]
Accrued expenses								$ 8,900
August 2025 management services agreement [Member]
Related Party Transactions and Balances [Line Items]
Fee amount							$ 50,000